Leases (Details) - Schedule of carrying amounts of lease liabilities - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Carrying Amounts Of Lease Liabilities Abstract
Beginning balance	¥ 3,279	¥ 17,490	¥ 17,490
Additions (Unaudited)	9,413		2,734
Accretion of interest (Unaudited)	36		1,082
Covid-19-related rent concessions from a lessor（included in other income) (Unaudited)	(787)
Lease termination (Unaudited)	(970)		(14,379)
Payments(Unaudited)	(1,124)		(3,648)
Ending balance	9,847		3,279
Current (Unaudited)	3,718		2,486
Non-current (Unaudited)	¥ 6,129		¥ 793